Financial Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 20,012	$ 23,388	$ 29,611
Realized gain (loss) loss on sale of marketable securities, net	(176)	2,993	16
Financial income, net	47,029	44,402	34,073
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	74,900	69,425	67,581
Realized gain (loss) loss on sale of marketable securities, net		2,993	16
Total financial income	74,900	72,418	67,597
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	20,012	23,388	29,622
Realized gain (loss) loss on sale of marketable securities, net	(176)
Foreign currency re-measurement loss	5,555	2,658	485
Others	2,128	1,970	3,417
Total financial expense	$ 27,871	$ 28,016	$ 33,524